N-2	Nov. 24, 2025
Cover [Abstract]
Entity Central Index Key	0001380936
Amendment Flag	false
Securities Act File Number	811-21982
Document Type	8-K
Entity Registrant Name	Guggenheim Strategic Opportunities Fund
Entity Address, Address Line One	227 West Monroe Street
Entity Address, City or Town	Chicago
Entity Address, State or Province	IL
Entity Address, Postal Zip Code	60606
City Area Code	312
Local Phone Number	827-0100
Entity Emerging Growth Company	false
General Description of Registrant [Abstract]
Entity Tax Identification Number	20-5997403
Capital Stock, Long-Term Debt, and Other Securities [Abstract]
Document Period End Date	Nov. 24, 2025
Entity Incorporation, State or Country Code	DE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares of Beneficial Interest
Trading Symbol	GOF
Security Exchange Name	NYSE